LOANS, FINANCING, DEBENTURES LEASES AND 5G LICENSES - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LOANS, FINANCING, DEBENTURES AND LEASES
Balance at beginning of the period	R$ 13,239,166	R$ 13,824,673
Additions	7,794,631	5,199,080
Financial charges (Note 28)	924,215	648,816	R$ 830,686
Issue costs	1,082	1,376
Write-offs (cancellation of contracts)	(270,164)	(315,291)
Write-offs (payments)	(4,754,952)	(6,078,780)
Costs and expenses incurred		(40,708)
Balance at end of the period	16,933,978	13,239,166	13,824,673
Loan and financing
LOANS, FINANCING, DEBENTURES AND LEASES
Balance at beginning of the period	112	48,850
Financial charges (Note 28)	20	1,879
Write-offs (payments)	(78)	(50,617)
Balance at end of the period	54	112	48,850
Debentures
LOANS, FINANCING, DEBENTURES AND LEASES
Balance at beginning of the period	2,044,576	3,104,350
Financial charges (Note 28)	49,786	87,635
Issue costs	1,082	1,376
Write-offs (payments)	(1,066,981)	(1,148,785)
Balance at end of the period	1,028,463	2,044,576	3,104,350
Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Balance at beginning of the period	10,818,778	9,191,151
Additions	3,113,349	4,828,542
Financial charges (Note 28)	828,710	526,127
Write-offs (cancellation of contracts)	(270,164)	(315,291)
Write-offs (payments)	(3,260,574)	(3,411,751)
Balance at end of the period	11,230,099	10,818,778	9,191,151
Financing - Suppliers
LOANS, FINANCING, DEBENTURES AND LEASES
Balance at beginning of the period	375,700	996,274
Additions	221,840	370,538
Financial charges (Note 28)	7,899	26,620
Write-offs (payments)	(380,883)	(1,017,732)
Balance at end of the period	224,556	375,700	996,274
Contingent consideration (PPA)
LOANS, FINANCING, DEBENTURES AND LEASES
Balance at beginning of the period		484,048
Financial charges (Note 28)		6,555
Write-offs (payments)		(449,895)
Costs and expenses incurred		R$ (40,708)
Balance at end of the period			R$ 484,048
5G Licenses
LOANS, FINANCING, DEBENTURES AND LEASES
Additions	4,459,442
Financial charges (Note 28)	37,800
Write-offs (payments)	(46,436)
Balance at end of the period	R$ 4,450,806